Goodwill and Intangible Assets, Net - Summary of Total Amortization Expense Recognized (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 753,114	¥ 12,394,615	¥ 2,011,666
Cost of revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 753,114	2,031,478	1,468,726
Sales and marketing
Finite Lived Intangible Assets [Line Items]
Total amortization expense		1,992,105	¥ 542,940
General and administrative
Finite Lived Intangible Assets [Line Items]
Total amortization expense		¥ 8,371,032